Cover	Feb. 08, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	1-4858
Entity Registrant Name	INTERNATIONAL FLAVORS & FRAGRANCES INC.
Entity Central Index Key	0000051253
Entity Tax Identification Number	13-1432060
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	521 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	765-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value 12 1/2¢ per share
Trading Symbol	IFF
Security Exchange Name	NYSE
Sec 1. 75 Percent Senior Notes Due 2024 [Member]
Title of 12(b) Security	1.75% Senior Notes due 2024
Trading Symbol	IFF 24
Security Exchange Name	NYSE
Sec 1. 800 Percent Senior Notes Due 2026 [Member]
Title of 12(b) Security	1.800% Senior Notes due 2026
Trading Symbol	IFF 26
Security Exchange Name	NYSE